Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions
8.	Related Party

For the year ended September 30, 2011, the Company purchased services and assets in the amount of $0.1 million from Knowledge Universe Technologies (KUT) pursuant to a Transition Services Agreement related to the Company's acquisition of KCDL as well as other administrative services. KUT is an affiliate of Learning Group, LLC, a related party. Additionally, KCDL has capital leases with an outstanding balance due to KCDL Holdings, Inc. in the amount of $1.6 million as of September 30, 2011.

14.    Related Party Transactions

For the year ended June 30, 2011, the Company purchased services and assets in the amount of $1.3 million from Knowledge Universe Technologies (KUT) pursuant to a Transition Services Agreement related to the Company's acquisition of KCDL as well as other administrative services. KUT is an affiliate of Learning Group, LLC, a related party. Additionally, KCDL has capital leases with an outstanding balance due to KCDL Holdings, Inc. in the amount of $0.5 million as of June 30, 2011.